Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property and equipment was comprised of the following at June 30, 2021 and December 31, 2020, respectively:

	June 30, 2021	Dec 31,2020
Land, buildings and improvements	$-	$-
Leasehold improvements	3,517,579	3,374,952
Furniture, fixtures and equipment	5,184,024	4,734,279
Subtotal	8,701,603	8,109,231
Less: accumulated depreciation	(4,310,095)	(3,883,366)
Total	$4,391,508	$4,225,865

Property and equipment was comprised of the following at December 31, 2020 and 2019:

	December 31
	2020	2019
Leasehold improvements	$3,374,952	$5,356,598
Furniture, fixtures and equipment	4,734,279	6,310,652
Subtotal	8,109,231	11,667,250
Less: accumulated depreciation	(3,883,366)	(4,005,394)
Total	$4,225,865	$7,661,856